Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands												1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2023 $ / shares shares	Mar. 01, 2023 $ / shares shares	Oct. 12, 2022 $ / shares shares	Jun. 15, 2022 $ / shares shares	Jun. 02, 2022 $ / shares shares	Feb. 25, 2022 installment $ / shares shares	Dec. 17, 2021 installment $ / shares shares	Oct. 29, 2021 tranche $ / shares shares	Jun. 03, 2021 $ / shares shares	Mar. 30, 2021 installment $ / shares shares	Jun. 04, 2020 $ / shares shares	Apr. 30, 2023 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Feb. 29, 2020 installment $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2015 shares	Jan. 01, 2024 shares	Nov. 20, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value | $ / shares																$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding																4,750,553		4,750,553		4,540,059	4,483,112
Common stock, shares issued																4,750,553		4,750,553		4,540,059	4,483,112
Number of options outstanding																354,964		354,964		658,138	640,787	542,690
Options granted																		253,760		167,056
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																$ 1,136	$ 2,834	$ 4,289	$ 8,436	$ 11,607	$ 13,648	$ 16,695
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Payment Arrangement, Forfeited												299
Compensation expense | $																$ 353	$ 500	$ 2,285	$ 1,693
Employees [Member] | Performance Restricted Stock Units [Member] | March 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																				$ 0
Employees And Non-Employee Members Of Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares																				$ 5.75	$ 7.25	$ 12
Options granted																				167,056	158,327	118,553
Employees And Non-Employee Members Of Board Of Directors [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares																	$ 26.88	$ 7.92	$ 70.32
Employees And Non-Employee Members Of Board Of Directors [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, grant date fair value | $ / shares																		$ 7.92	$ 93.72
Non-employee Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																0	0	0	0
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized																				1,016,919				1,153,120
Number of stock options that may be granted after the tenth anniversary of the 2014 Plan																		0		0
Annual increases in number of shares reserved for issuance as a percentage of shares of capital stock outstanding through January 1, 2024																							3.00%
Options granted																0	12,979	253,760	162,889
2014 Equity Incentive Plan [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded																0	0	75,324	50,098
2014 Equity Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized																								1,153,120
2014 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of awards granted																		10 years		10 years
2014 Equity Incentive Plan [Member] | Maximum [Member] | Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized																							2,500,000
2014 Equity Incentive Plan [Member] | Board of Directors Chairman [Member] | Restricted Stock Units | June 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded													990
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | February 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded						20,250
Restricted stock units, grant date fair value | $ / shares						$ 125.52
Compensation expense | $																					$ 0
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded										14,667
Restricted stock units, grant date fair value | $ / shares										$ 247.08
Restricted stock units, forfeited due to performance targets not getting met														7,833
Compensation expense | $																						$ 906
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | February 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded															11,500
Restricted stock units, grant date fair value | $ / shares															$ 196.32
Compensation expense | $																						1,256
2014 Equity Incentive Plan [Member] | Employees [Member] | Performance Restricted Stock Units [Member] | March 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded		33,917
Restricted stock units, grant date fair value | $ / shares		$ 120.72
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | February 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted						3 years
Awarded						12,098
Restricted stock units, grant date fair value | $ / shares						$ 125.52
Number of equal installment | installment						3
Compensation expense | $																				$ 406	390
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted										3 years
Awarded										8,333
Restricted stock units, grant date fair value | $ / shares										$ 247.08
Number of equal installment | installment										3
2014 Equity Incentive Plan [Member] | Employees [Member] | Time-based Restricted Stock Units [Member] | February 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted															3 years
Awarded															8,167
Restricted stock units, grant date fair value | $ / shares															$ 196.32
Number of equal installment | installment															3
Compensation expense | $																				$ 39	526	607
2014 Equity Incentive Plan [Member] | Director [Member] | Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted																		3 years		3 years
2014 Equity Incentive Plan [Member] | Director [Member] | Restricted Stock Units | June 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted											1 year
Awarded											3,000
Restricted stock units, grant date fair value | $ / shares											$ 187.44
Restricted stock units vesting date									Jun. 03, 2021
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | December 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted							18 months
Awarded							5,298
Restricted stock units, grant date fair value | $ / shares							$ 149.4
Number of equal installment | installment							2
Compensation expense | $																				$ 199	433	20
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | October 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded			606
Restricted stock units, grant date fair value | $ / shares			$ 113.04
2014 Equity Incentive Plan [Member] | Executive Officers [Member] | Time-based Restricted Stock Units [Member] | March 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $																				$ 329	$ 646	$ 592
2014 Equity Incentive Plan [Member] | Interim Principal Financial and Accounting Officer [Member] | Time-based Restricted Stock Units [Member] | June 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded				625
Restricted stock units, grant date fair value | $ / shares				$ 95.28
2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | Time-based Restricted Stock Units [Member] | October 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded								12,329
Restricted stock units, grant date fair value | $ / shares								$ 201.96
Number of restricted stock unit tranches | tranche								2
2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | Share-Based Compensation Award, Tranche One [Member] | Time-based Restricted Stock Units [Member] | October 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested shares on first anniversary of grant date								25.00%
Awarded								11,833
2014 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Two [Member] | Time-based Restricted Stock Units [Member] | October 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted								36 months
2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share-Based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested shares on first anniversary of grant date																		25.00%		25.00%
2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted																		36 months		36 months
2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share Based Compensation Subsequent Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted																		4 years		4 years
2014 Equity Incentive Plan [Member] | Non-employee Directors [Member] | Restricted Stock Units | June 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted					1 year
Awarded					4,948
Restricted stock units, grant date fair value | $ / shares					$ 101.04
2014 Equity Incentive Plan [Member] | Non-employee Directors [Member] | Restricted Stock Units | June 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted									1 year
Awarded									3,600
Restricted stock units, grant date fair value | $ / shares									$ 156.72
2014 Equity Incentive Plan [Member] | Non-employee Directors [Member] | Restricted Stock Units | June 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	1 year
Awarded	16,181
Restricted stock units, grant date fair value | $ / shares	$ 37.08
2014 Equity Incentive Plan [Member] | Employees And Non-Employee Members Of Board Of Directors [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded																		75,323		50,098
Restricted stock units, grant date fair value | $ / shares																		$ 7.92		$ 93.72
2019 Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value | $ / shares																									$ 0.001
Awarded																0	0	0	0
2019 Inducement Plan [Member] | Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted																				0	0	0
2019 Inducement Plan [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded																0	0	0	0
2019 Inducement Plan [Member] | Share-Based Compensation Award, Tranche One [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested shares on first anniversary of grant date																		25.00%		25.00%
2019 Inducement Plan [Member] | Share-based Compensation Award, Tranche Two [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted																		36 months		36 months
2019 Inducement Plan [Member] | Share Based Compensation Subsequent Awards [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted																		4 years		4 years
2019 Inducement Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized																									25,000